Capital Structure - Summary of Changes in Shares Repurchased (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended		12 Months Ended
	Feb. 27, 2020	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)				36,301,882	35,234,664
Shares repurchased under May 24, 2018 Accelerated Repurchase Agreement
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)					10,829,903
Amounts paid for shares and share equivalents purchased (in millions)					$ 354
Shares repurchased under September 5, 2018 Accelerated Repurchase Agreement
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)					13,307,130
Amounts paid for shares and share equivalents purchased (in millions)					$ 500
Other repurchases
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)				26,863,211	11,097,631
Amounts paid for shares and share equivalents purchased (in millions)				$ 1,008	$ 396
Repurchases under February 28, 2019 Accelerated Share Repurchase Agreement
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)		9,438,671
Amounts paid for shares and share equivalents purchased (in millions)		$ 400
Equivalent shares purchased in lieu of tax withholding on equity compensation issuances
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)				936,928
Average price paid per share (in shares)				$ 38.78
Amounts paid for shares and share equivalents purchased (in millions)				$ 36
Capital Allocation Plan
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)				37,238,810	35,234,664
Average price paid per share (in shares)				$ 38.79	$ 35.48
Amounts paid for shares and share equivalents purchased (in millions)				$ 1,444	$ 1,250
Subsequent Event | Other repurchases
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)	2,428,545
Amounts paid for shares and share equivalents purchased (in millions)	$ 92
Subsequent Event | Equivalent shares purchased in lieu of tax withholding on equity compensation issuances
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)	709,536
Average price paid per share (in shares)			$ 38.24
Amounts paid for shares and share equivalents purchased (in millions)	$ 27
Subsequent Event | Capital Allocation Plan
Capital Allocation Plan [Line Items]
Total number of shares purchased (in shares)	3,138,081
Average price paid per share (in shares)	$ 37.87
Amounts paid for shares and share equivalents purchased (in millions)	$ 119